Document and Entity Information	12 Months Ended
Dec. 31, 2025
Document Information [Line Items]
Document Type	11-K
Document Period End Date	Dec. 31, 2025
Entity Registrant Name	PLEXUS CORP.
Entity Central Index Key	0000785786
Amendment Flag	false
001
Document Information [Line Items]
Document Type	11-K